Condensed Parent Company Information - Schedule of Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Feb. 28, 2025	Feb. 29, 2024	Jun. 09, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	22,600,576	21,163,416	14,000,000
Ordinary shares, outstanding	22,600,576	21,163,416	14,000,000
Treasury shares	2,363,567	2,938,567
Four Seasons Education (Cayman) Inc.
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	22,600,576	21,163,416
Ordinary shares, outstanding	22,600,576	21,163,416
Treasury shares	2,363,567	2,938,567